UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03907
                                   ---------------------------------------------

                     The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH 43219
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                    (Address of principal executive offices)          (Zip code)

            Citi  Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886
                                                    ----------------------------

Date of fiscal year end: February 28, 2009
                         -------------------------------------------------------

Date of reporting period: November 30, 2008
                          ------------------------------------------------------

Item 1. Schedule of Investments.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                 Portfolio of Investments -- November 30, 2008
                                  (Unaudited)

  Credit                                           Principal        Fair Value
 Ratings**                                           Amount          (Note 2)
 ---------                                         ---------        ----------
             Municipal Securities (85.8%)
             New York City (14.4%)
             New York City, General
             Obligation
               Series F1
AA3/AA         3.000%, 11/15/2010, Non
               Callable                            $1,000,000      $ 1,001,680
               Series B
AA3/AA         5.125%, 8/1/2019, Callable
               8/1/2010 @ 101, (FGIC)               2,000,000       2,007,500
               Series E-1
AA3/AA         6.250%, 10/15/2028,
               Callable 10/15/2018 @ 100            2,000,000        2,063,700
             New York City, Health &
             Hospitals Corporation, Health
             System Revenue, Series A
AAA/AAA        5.500%, 2/15/2018, Callable
               2/15/2012 @ 100, (FSA)               1,000,000        1,014,540
A1/A+          5.500%, 2/15/2019, Callable
               2/15/2018 @ 100, (GO of
               Corp.)                               1,000,000          997,590
AA1/AAA      New York City, Transitional
               Finance Authority, Series B,
               4.750%, 11/15/2015,
               Continuous Callable
               1/5/2009 @ 101                       5,000,000        5,050,550
                                                                   -----------
             Total New York City                                    12,135,560
                                                                   -----------
             New York State Agencies (44.5%)
             New York State Dormitory Authority
             (44.5%)
BAA1/AA      Augustana Lutheran Home for
               the Aged, Series A, 5.500%,
               8/1/2030, Callable 8/1/2010
               @ 101, (FHA/MBIA)                      750,000          685,710
BAA1/AA-     Mental Health Services
               Facilities Improvement,
               Series A, 5.000%,
               2/15/2019, Callable
               2/15/2015 @ 100,
               (AMBAC)                              2,500,000        2,482,075
             Montefiore Medical Center
AA2/AAA        5.000%, 8/1/2022, Callable
               2/1/2018 @ 100, (FHA)                1,000,000          970,080
AA2/AAA        5.000%, 8/1/2024, Callable
               2/1/2018 @ 100, (FHA)                1,000,000          944,560
             Municipal Health Facilities
A1/AA-         5.000%, 1/15/2018, Non
               Callable                             2,000,000        2,060,420
A1/AA-         4.750%, 1/15/2030, Callable
               1/15/2018 @ 100                        250,000          211,977
BAA1/AA      New York Medical College,
               5.250%, 7/1/2013,
               Continuous Callable
               1/5/2009 @ 101, (MBIA)               1,015,000        1,023,749
AA3/AA-      New York University, Series
               2, 5.500%, 7/1/2018,
               Callable 7/1/2011 @ 100,
               (AMBAC)                                500,000          514,475
             Park Ridge Housing, Inc.
NR/A           6.375%, 8/1/2020, Callable
               8/1/2010 @ 101,
               (AMBAC/FNMA)                         1,000,000        1,022,120
NR/A           6.500%, 8/1/2025, Callable
               8/1/2010 @ 101,
               (AMBAC/FNMA)                         1,470,000        1,476,938

  Credit                                           Principal        Fair Value
 Ratings**                                           Amount          (Note 2)
 ---------                                         ---------        ----------
             Municipal Securities -- continued
             New York State Agencies -- continued
AA1/NR       Residential Institution for
               Children, 4.500%, 6/1/2026,
               Callable 6/01/2018 @ 100,
               (State of New York
               Mortgage Agency)                    $  500,000      $   427,925
             Rochester Institute of
             Technology, Series A
A1/NR          5.250%, 7/1/2016, Callable
               7/1/2012 @ 100, (AMBAC)              2,045,000        2,131,442
A1/NR          5.250%, 7/1/2017, Callable
               7/1/2012 @ 100, (AMBAC)              2,155,000        2,226,481
A2/AA        School Districts Financing
               Program, Series D, 5.250%,
               10/1/2023, Callable
               10/01/2012 @ 100, (MBIA
               State Aid Withholding)               5,295,000        5,219,546
BAA1/AA      Special Acts School Districts
               Program, 6.000%, 7/1/2019,
               Callable 1/5/2009 @ 100,
               (MBIA)                               3,540,000        3,545,098
             St. Lawrence - Lewis BOCES
AAA/AAA        4.000%, 8/15/2018, Callable
               8/15/2017 @ 100, (FSA
               State Aid Withholding)                 100,000           97,947
AAA/AAA        4.125%, 8/15/2020, Callable
               8/15/2017 @ 100, (FSA
               State Aid Withholding)                 110,000          102,538
AAA/AAA        4.250%, 8/15/2021, Callable
               8/15/2017 @ 100, (FSA
               State Aid Withholding)                 100,000           91,856
AA1/NR       State Mortgage Agency,
               Homeowner Mortgage
               Revenue, Series 158,
               6.600%, 10/1/2038, Callable
               10/1/2018 @ 100                        500,000          491,620
AA-/NR       State Supported Debt, City
               University Construction 5th
               Generation Resolution,
               Series A, 5.000%, 7/1/2019,
               Callable 7/01/2018 @ 100             3,000,000        3,008,940
NR/AA-       State Supported Debt,
               Department of Education,
               Series A, 5.000%, 7/1/2018,
               Callable 7/1/2016 @ 100              1,000,000        1,017,630
AA3/A+       University of Rochester, Series
               A1, 5.000%, 7/1/2019,
               Callable 1/1/2017 @ 100              2,305,000        2,310,993
             Upstate Community Colleges
               Series B
A1/AA-         5.250%, 7/1/2015, Callable
               7/1/2014 @ 100, (FGIC)               3,140,000        3,379,896
               Series A
AAA/AAA        6.000%, 7/1/2019,
               Prerefunded 7/1/2010 @
               101, (FSA)                           1,000,000        1,079,990
AAA/AAA        6.000%, 7/1/2020,
               Prerefunded 7/1/2010 @
               101, (FSA)                             845,000          912,592

          See Accompanying Notes to Schedule of Portfolio Investments.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
           Portfolio of Investments -- November 30, 2008 -- continued
                                  (Unaudited)

  Credit                                           Principal       Fair Value
 Ratings**                                           Amount         (Note 2)
 ---------                                         ---------       -----------
             Municipal Securities -- continued
             New York State Agencies -- continued
                                                                   -----------
             Total New York State Agencies                          37,436,598
                                                                   -----------
             Other New York State Agencies (3.2%)
AAA/AAA      New York State
               Environmental Facilities
               Corp., State Water Pollution
               Control Revenue, Revolving
               Fund, Pooled Loan, 5.900%,
               1/15/2018, Continuous
               Callable 1/5/2009 @ 100,
               (POL CTL-SRF)                       $  725,000      $   725,899

NR/AA-       New York State Urban
               Development Corp., Empire
               State Development, Series
               D, 5.000%, 1/1/2015, Non
               Callable                             1,000,000        1,046,310
A1/AA-       New York State Urban
               Development Corp., Empire
               State Development,
               University Facilities Grants,
               6.000%, 1/1/2009, Non
               Callable                               905,000          907,749
                                                                   -----------
             Total Other New York State Agencies                     2,679,958
                                                                   -----------
             Other New York State Bonds (23.7%)
A3/NR        Albany Housing Authority,
               Limited Obligation, 6.250%,
               10/1/2012, Continuous
               Callable 1/5/2009 @ 100                825,000          825,932
             Buffalo, General Obligation
               Series B
AA2/AAA        3.000%, 2/1/2009, Non
               Callable, (Assured GTY
               State Aid Withholding)                 595,000          596,053
               Series A
AA2/AAA        4.000%, 2/1/2009, Non
               Callable, (Assured GTY)              1,455,000        1,459,889
             Corning, City School District,
             General Obligation

AAA/NR         5.000%, 6/15/2012, Non
               Callable, (FSA)                      1,000,000        1,071,420
AAA/NR         5.000%, 6/15/2013, Callable
               6/15/2012 @ 100, (FSA)                 970,000        1,032,225
AAA/NR         5.000%, 6/15/2014, Callable
               6/15/2012 @ 100, (FSA)                 600,000          633,132
AAA/AAA      Erie County, IDA School
               Facility, City School District
               Buffalo Project, Series A,
               5.750%, 5/1/2025, Callable
               5/1/2017 @ 100, (FSA)                5,000,000        5,019,550
             Evans, General Obligation
BAA1/A         6.800%, 4/15/2012, Non
               Callable, (AMBAC)                      225,000          248,225
BAA1/A         6.800%, 4/15/2013, Non
               Callable, (AMBAC)                      225,000          251,816
A2/NR        Fayetteville Manlius, Central
               School District, General
               Obligation, 5.000%,
               6/15/2016, Callable
               6/15/2012 @ 101, (FGIC)                375,000          390,874
             Ilion, Central School District,
             General Obligation, Series B

  Credit                                           Principal       Fair Value
 Ratings**                                           Amount         (Note 2)
 ---------                                         ---------       -----------
             Municipal Securities -- continued
             Other New York State Bonds -- continued
A2/NR          5.500%, 6/15/2015, Callable
               6/15/2012 @ 101, (FGIC)             $  550,000      $   589,980
A2/NR          5.500%, 6/15/2016, Callable
               6/15/2012 @ 101, (FGIC)                500,000          532,740
A3/A-        Long Island Power Authority,
               Electric System Revenue,
               Series A, 6.000%, 5/1/2033,
               Callable 5/1/2019 @ 100                500,000          494,285
A2/A         Metropolitan Transportation
               Authority Revenue, Series
               2008C, 6.500%, 11/15/2028,
               Callable 11/15/2018 @ 100            1,500,000        1,541,940
A2/A         Mount Sinai, Union Free
               School District, General
               Obligation, 6.200%,
               2/15/2012, Non Callable,
               (AMBAC)                              1,065,000        1,165,461
             North Hempstead, General
             Obligation, Series B
AA2/AA         6.375%, 4/1/2009, Non
               Callable, (FGIC)                       570,000          579,781
AA2/AA         6.400%, 4/1/2010, Non
               Callable, (FGIC)                       560,000          592,945
AAA/AAA      Oneida County, IDA Civic
               Facilities, Mohawk Valley
               Network, St. Luke's
               Memorial Hospital, 5.000%,
               1/1/2013, Callable 1/1/2010
               @ 101, (FSA)                         2,000,000        2,012,920
AAA/NR       Oyster Bay, General
               Obligation, 5.000%,
               3/15/2011, Non Callable,
               (FSA)                                  430,000          455,073
AAA/NR       Southern Cayuga, Central
               School District, General
               Obligation, 5.000%,
               5/15/2014, Callable
               5/15/2012 @ 100, (FSA)                 400,000          422,264
                                                                   -----------
             Total Other New York State Bonds                       19,916,505
                                                                   -----------
             Total Municipal Securities (Cost
             $73,087,378)                                           72,168,621
                                                                   -----------
             Short Term Investment (0.0%)(a)
             Dreyfus New York Municipal
               Cash Management Fund,
               1.240%                                  10,000           10,000
                                                                    ----------
             Total Investments (b) (Cost
             $73,097,378) -- 85.8%                                 $72,178,621

             Net Other Assets
             (Liabilities) -- 14.2%                                 11,930,257
                                                                   -----------

             NET ASSETS -- 100.0%                                  $84,108,878
                                                                   ===========

(a)     Variable or Floating Rate Security. Rate disclosed is as of November 30,
        2008.

(b) See notes to financial statements for tax unrealized appreciation/depreciation of securities.

AMBAC Insured as to principal and interest by the American Municipal Bond Insurance Corp.

BOCES   Board of Cooperative Educational Services.

          See Accompanying Notes to Schedule of Portfolio Investments.

FGIC Insured as to principal and interest by the Financial Guaranty Insurance Co. FHA Insured as to principal and interest by the Federal Housing Administration.

FNMA Insured as to principal and interest by the Federal National Mortgage Association.

FSA      Insured as to principal and interest by Federal Security Assurance.

GO       General Obligation

GTY      Guarantee

IDA      Industrial Development Agency

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

POL CTL- Insured as to principal and interest by the
SRF      Pollution Control State Revenue Fund.

**Credit Ratings given by Moody's Investor Service, Inc. and Standard & Poor's Corp. (Unaudited)
--------------------------------------------------------------------------------
      Moody's    Standard & Poor's
--------------------------------------------------------------------------------
       Aaa             AAA           Instrument judged to be of the highest
                                     quality and carrying the smallest amount
                                     of investment risk.
--------------------------------------------------------------------------------
       Aa              AA            Instrument judged to be of high quality by
                                     all standards.
--------------------------------------------------------------------------------
       A               A             Instrument judged to be of adequate quality
                                     by all standards.
--------------------------------------------------------------------------------
      Baa              BBB          Instrument judged to be moderate quality by
                                    all standards.
--------------------------------------------------------------------------------
      NR               NR           Not Rated. In the opinion of the Investment
                                    Advisor, instrument judged to be of
                                    comparable investment quality to rated
                                    securities which may be purchased by
                                    the fund.
--------------------------------------------------------------------------------
For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's e modified by ratings may ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
--------------------------------------------------------------------------------

          See Accompanying Notes to Schedule of Portfolio Investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                        Notes to Portfolio of Investments
                                November 30, 2008
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares: the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimated amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

New Accounting Pronouncements

      As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

      In March 2008, the FASB issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                November 30, 2008
                                   (Unaudited)

Statement of Financial Accounting Standards No. 157

      In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

      One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical assets.

      o Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

      The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 securities.

      The following is a summary of the inputs used to value the following Fund's net assets as of November 30, 2008:

                                                                 LEVEL 2 - Other Significan           LEVEL 3 - Significant
                                LEVEL 1 - Quoted Prices              Observable Inputs                 Unobservable Inputs
                             Investments    Other Financial    Investments     Other Financial     Investment   Other Financial
        Fund Name           in Securities     Instruments*    in Securities      Instruments*    in Securities    Instruments*
------------------------    -------------------------------   --------------------------------   ------------------------------
Empire Builder Tax Free
  Bond Fund                      $ --           $ --           $ 72,178,621        $ --              $ --            $ --
                            -------------------------------   --------------------------------   ------------------------------
                   Total         $ --           $ --           $ 72,178,621        $ --              $ --            $ --
                            ===============================   ================================   ==============================

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

3. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

4. Federal Income Tax Information:

      As of November 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

                                                                                            Net Unrealized
                                                      Tax Unrealized     Tax Unrealized      Appreciation
                                        Tax Cost       Appreciation      (Depreciation)     (Depreciation)
                                       -----------    --------------     --------------     --------------
Empire Builder Tax-Free Bond Fund      $73,054,721       $994,831         $(1,870,931)        $(876,100)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund
             -------------------------------------------------------------------

By (Signature and Title) /s/ Jonathan Rosen
                         -------------------------------------------------------
                         Jonathan Rosen, Treasurer

Date January 28, 2009
     ---------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Seth M. Glickenhaus
                         -------------------------------------------------------
                         Seth M. Glickenhaus, President

Date January 28, 2009
     ---------------------------------------------------------------------------

By (Signature and Title) /s/ Jonathan Rosen
                         -------------------------------------------------------
                         Jonathan Rosen, Treasurer

Date January 28, 2009
     ---------------------------------------------------------------------------